Property, Plant and Equipment - Summary of Property Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 238,349
Ending balance	210,847	$ 238,349
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	439,160	430,395
Additions	21,134	28,123
Sales, retirements and other movements	11,947	20,834
Currency translation differences	6,976	1,476
Ending balance	455,323	439,160
Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(200,811)	(191,662)
Charge for the year	50,918	27,757
Sales, retirements and other movements	(12,443)	(19,425)
Currency translation differences	(5,190)	(817)
Ending balance	(244,476)	(200,811)
Exploration and evaluation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	14,586
Ending balance	9,226	14,586
Exploration and evaluation | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,596	21,181
Additions	1,728	2,659
Sales, retirements and other movements	5,928	5,442
Currency translation differences	92	198
Ending balance	14,488	18,596
Exploration and evaluation | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,010)	(3,287)
Charge for the year	3,336	1,096
Sales, retirements and other movements	(2,148)	(440)
Currency translation differences	(64)	(67)
Ending balance	(5,262)	(4,010)
Production
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	150,366
Ending balance	132,318	150,366
Production | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	286,666	285,252
Additions	9,659	11,374
Sales, retirements and other movements	(600)	11,253
Currency translation differences	3,632	1,293
Ending balance	300,557	286,666
Production | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(136,300)	(131,692)
Charge for the year	34,209	19,346
Sales, retirements and other movements	(5,075)	(15,567)
Currency translation differences	(2,805)	(829)
Ending balance	(168,239)	(136,300)
Manufacturing, supply and distribution
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	55,945
Ending balance	49,634	55,945
Manufacturing, supply and distribution | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	104,817	97,694
Additions	6,287	10,945
Sales, retirements and other movements	5,510	3,683
Currency translation differences	2,282	(139)
Ending balance	107,876	104,817
Manufacturing, supply and distribution | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(48,872)	(46,218)
Charge for the year	11,680	5,742
Sales, retirements and other movements	(4,129)	(2,981)
Currency translation differences	(1,819)	107
Ending balance	(58,242)	(48,872)
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	17,452
Ending balance	19,669	17,452
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	29,081	26,268
Additions	3,460	3,145
Sales, retirements and other movements	1,109	456
Currency translation differences	970	124
Ending balance	32,402	29,081
Other | Depreciation, depletion and amortisation, including impairments
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(11,629)	(10,465)
Charge for the year	1,693	1,573
Sales, retirements and other movements	(1,091)	(437)
Currency translation differences	(502)	(28)
Ending balance	$ (12,733)	$ (11,629)